Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Vessels Net [Table Text Block]

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2011	605,367	(64,123)	541,244
Transfer from Advances for vessel acquisitions and vessels under construction	137,749	—	137,749
Depreciation expense	—	(23,637)	(23,637)
Balance, December 31, 2011	$743,116	$(87,760)	$655,356
Transfer from Advances for vessel acquisitions and vessels under construction	186,895	—	186,895
Depreciation expense	—	(32,250)	(32,250)
Balance, December 31, 2012	$930,011	$(120,010)	$810,001